Leases - Summary of carrying amounts of lease liabilities and the movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Opening balance	¥ 14,090	¥ 16,180
Arising from business combination		5,289
Additions	4,025	4,516
Interest expense recognized during the year	564	783	¥ 1,089
Payments	(6,063)	(7,945)
Disposals	(4,396)	(4,733)
Disposal of subsidiaries	(3,668)
Closing balance	4,552	14,090	16,180
Office building
Leases
Opening balance	12,413	12,619
Arising from business combination		5,289
Additions		3,725
Interest expense recognized during the year	427	678
Payments	(4,776)	(6,049)
Disposals	(4,396)	(3,849)
Disposal of subsidiaries	(3,668)
Closing balance		12,413	12,619
Charging stations
Leases
Opening balance	1,677	3,561
Additions	4,025	791
Interest expense recognized during the year	137	105
Payments	(1,287)	(1,896)
Disposals		(884)
Closing balance	¥ 4,552	¥ 1,677	¥ 3,561